Investments - Summary of Remeasurement of Interest Previously Held in Subsidiaries at Fair Value (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Nov. 30, 2018
Disclosure of detailed information about business combination [line items]
Fair value at November 30, 2018	R$ 1,872	R$ 3,455
Company's original interest, valued at fair value on the acquisition date	1,768	1,637
Original book value		(1,836)
Gain (loss) on remeasurement of previously held equity interest in subsidiaries acquired		(199)
Light [member]
Disclosure of detailed information about business combination [line items]
Fair value at November 30, 2018	1,615	R$ 3,198
Equity interest held by the Company before the acquisition of control		47.25%
Company's original interest, valued at fair value on the acquisition date	1,511	R$ 1,511
Original book value		(1,794)
Gain (loss) on remeasurement of previously held equity interest in subsidiaries acquired		(283)
Lightger [member]
Disclosure of detailed information about business combination [line items]
Fair value at November 30, 2018	257	R$ 257
Equity interest held by the Company before the acquisition of control		49.00%
Company's original interest, valued at fair value on the acquisition date	R$ 257	R$ 126
Original book value		(42)
Gain (loss) on remeasurement of previously held equity interest in subsidiaries acquired		R$ 84